Document and Entity Information	Oct. 29, 2020
Cover [Abstract]
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	UNISYS CORP
Amendment Flag	false
Entity Central Index Key	0000746838
Document Type	8-K
Entity Incorporation State Country Code	DE
Entity File Number	1-8729
Entity Tax Identification Number	38-0387840
Entity Address, Address Line One	801 Lakeview Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Blue Bell
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19422
City Area Code	(215)
Local Phone Number	986-4011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01
Trading Symbol	UIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false